Warrants - Q2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified					6 Months Ended		6 Months Ended								6 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended					0 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended						12 Months Ended						12 Months Ended							12 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Oct. 02, 2012	Dec. 31, 2011	Jun. 30, 2013 Celgene Collaboration and Option Agreement [Member]	Jun. 28, 2013 Celgene Collaboration and Option Agreement [Member]	Jun. 30, 2013 Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Jun. 30, 2013 Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]		Jun. 30, 2013 Warrants Issued pursuant to June 2013 debt financing [Member]	Jun. 30, 2013 Warrants issued pursuant to June 2013 Celgene transaction [Member]	Jun. 30, 2013 Warrants issued pursuant to Celgene agreement for five years [Member] Celgene Collaboration and Option Agreement [Member]	Jun. 28, 2013 Warrants issued pursuant to Celgene agreement for five years [Member] Celgene Collaboration and Option Agreement [Member]	Jun. 30, 2013 Warrants issued pursuant to Celgene agreement for ten years [Member] Celgene Collaboration and Option Agreement [Member]	Jun. 28, 2013 Warrants issued pursuant to Celgene agreement for ten years [Member] Celgene Collaboration and Option Agreement [Member]	Jun. 30, 2013 2011 Warrants [Member]		Jun. 30, 2012 2011 Warrants [Member]	Jun. 30, 2013 2011 Warrants [Member]		Jun. 30, 2012 2011 Warrants [Member]	Dec. 31, 2012 2011 Warrants [Member]		Dec. 31, 2011 2011 Warrants [Member]		Apr. 06, 2013 2011 Warrants [Member]	Oct. 02, 2012 2012 Warrants [Member]	Jun. 30, 2013 2012 Warrants [Member]		Dec. 31, 2012 2012 Warrants [Member]		Jun. 30, 2013 2012 and 2013 Warrants [Member]	Jun. 30, 2013 2012 and 2013 Warrants [Member]	Dec. 31, 2012 2012 and 2013 Warrants [Member]	Jun. 30, 2013 2013 Warrants [Member]		Dec. 31, 2012 Equity classified warrants [Member]	Dec. 31, 2011 Equity classified warrants [Member]	Jun. 30, 2013 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Jun. 30, 2013 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to vendors expired from August 2013 through September 2019 [Member]	Jun. 30, 2013 Liability classified warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Jun. 30, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Apr. 06, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Jun. 30, 2013 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Jun. 30, 2013 Liability classified warrants [Member] Warrants Issued pursuant to June 2013 debt financing [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants Issued pursuant to June 2013 debt financing [Member]	Jun. 30, 2013 Liability classified warrants [Member] Warrants issued pursuant to June 2013 Celgene transaction [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to June 2013 Celgene transaction [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member] 2011 Warrants [Member]	Mar. 31, 2011 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member]	Apr. 06, 2013 Liability classified warrants [Member] 2012 Warrants [Member]
Outstanding warrants to purchase common stock [Abstract]
Shares Exercisable (in shares)	187,718,221	80,250,702	51,100,000	1,064,616										7,425,743		14,851,485																						18,514	18,514	18,514	389	389	7,068	18,514	7,068	6,449	6,449	4,608	4,608	18,514	187,699,707	80,232,188	1,046,102	27,388,851		27,218,851		1,046,102	[1]	52,843,337	57,438,408	0	80,765,220	0	22,277,228	0	27,388,851		1,046,102		57,438,408
Exercise price of warrants (in dollars per share)			$ 0.75			$ 1.01	$ 1.01	[2]	$ 0.69	[3]	$ 0.69	$ 1.01															$ 1.01									$ 0.69					$ 23.20		$ 28.80			$ 234.40		$ 263.90						$ 1.10	[1]		$ 1.01	$ 28.8		$ 0.75							$ 1.10	$ 28.80		$ 0.75	$ 0.69
Expiration							March 1, 2016		October 2014 through October 2022		June 2018 through June 2023	June 2018 through June 2023																												August 2013 through September 2019	September 2015 through December 2016		March 2016			August 2013 through December 2016		October 2015 through September 2019						March 2016	[1]					October 2014 through October 2022
Adjustment in exercise price of the warrant (in hundredths)																	8.00%			8.00%
Closing price per share of common stock (in dollars per share)	$ 0.11	$ 0.04															$ 0.01			$ 0.01			$ 0.04										$ 0.11	$ 0.11	$ 0.04			$ 27.4																													$ 0.05			$ 0.04
Conversion price (in dollars per share)																																																																							$ 0.69
Fair value [Abstract]
Calculated aggregate value																	$ 1,451			$ 1,451			$ 2,378		$ 2,511			$ 4,944	$ 6,512		$ 3,800					$ 13,047
Exercise price per share of warrant (in dollars per share)																	$ 1.01			$ 1.01			$ 1.1		$ 28.80	[4]		$ 0.75	$ 0.69		$ 0.75					$ 0.76
Equity volatility (in hundredths)																				120.00%			115.00%		93.80%			115.00%	120.00%		115.00%					120.00%
Asset volatility (in hundredths)																				90.00%			90.00%					90.00%	90.30%		90.00%					90.30%
Probability of Fundamental Transaction (in hundredths)																				100.00%			100.00%		100.00%			100.00%	100.00%		100.00%					100.00%
Weighted average risk-free interest rate (in hundredths)																				0.30%			0.30%		0.70%			0.20%	0.30%		0.30%					0.30%		2.00%
Dividend yield (in hundredths)																				0.00%			0.00%		0.00%			0.00%	0.00%		0.00%					0.00%		0.00%
Net cash settlement value [Abstract]
Calculated aggregate value																	8,313	[5]		8,313	[5]		16,525	[6]					25,007	[7]	39,900	[6]				45,016	[7]
Exercise price per share of warrant (in dollars per share)																	$ 1.01			$ 1.01			$ 1.10	[4]					$ 0.69		$ 0.75					$ 0.76
Closing price per share of common stock (in dollars per share)																	$ 0.31			$ 0.31			$ 0.99						$ 0.44	[8]	$ 0.99	[9]				$ 0.44	[8]
Equity volatility (in hundredths)																	322.00%	[10]		322.00%	[10]		100.00%	[11]					288.70%	[12]	76.00%	[13]				288.70%	[12]
Expected term (years)																	2 years 8 months 12 days			2 years 8 months 12 days									7 years 6 months		4 years 2 months 12 days					8 years 3 months 18 days
Weighted average risk-free interest rate (in hundredths)																	0.70%			0.70%			0.40%						2.10%		0.60%					2.20%
Dividend yield (in hundredths)																							0.00%						0.00%		0.00%					0.00%
Increase (Decrease) in estimated fair value of warrants																	700		1,200	900		700											100	1,600																																	100	14,400		1,300
Proceeds from Collaboration and Option Agreement					$ 15,000
Warrant term													5 years		10 years
Number of shares covered by warrants (in shares)	187,718,221	80,250,702	51,100,000	1,064,616										7,425,743		14,851,485																						18,514	18,514	18,514	389	389	7,068	18,514	7,068	6,449	6,449	4,608	4,608	18,514	187,699,707	80,232,188	1,046,102	27,388,851		27,218,851		1,046,102	[1]	52,843,337	57,438,408	0	80,765,220	0	22,277,228	0	27,388,851		1,046,102		57,438,408
Period of volume weighted average price used to calculate net cash settlement value																															5 days			5 days

[1]	Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.
[2]	Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants. Exercise price at December 31, 2012 was $1.10.
[3]	On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing were adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and increased the number of warrants. The exercise price at December 31, 2012 was $0.75.
[4]	Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10
[5]	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
[6]	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[7]	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
[8]	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
[9]	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
[10]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013 based on the terms of the warrant agreement.
[11]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the 2011 warrant agreement.
[12]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2012 Warrant Agreement.
[13]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012.